STARBOARD INVESTMENT TRUST

RiskX Funds
(formerly known as the FMX Funds)

Prospectus Supplement

June 4, 2013

This supplement to the Prospectus dated September 18, 2012 for the RiskX Funds, each a series of the Starboard Investment Trust, updates the information described below for the Rx Dynamic Growth Fund.  For further information, please contact the Funds toll-free at 1-800-773-3863.  You may obtain copies of the Prospectus and Statement of Additional Information, free of charge, by writing to the Funds at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the number above.

The section of the Prospectus entitled “Fund Summaries – Rx Dynamic Growth Fund – Fees and Expenses of the Fund” is being amended in its entirety to read as follows:

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Rx Dynamic Growth Fund:

Shareholder Fees
(fees paid directly from your investment)
	Institutional	Advisor
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None	1.00%
Redemption Fee (as a % of amount redeemed)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses1
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Advisor
Management Fees	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	None	1.00%
Other Expenses	0.70%	0.70%
Acquired Fund Fees and Expenses2	0.68%	0.68%
Total Annual Fund Operating Expenses	1.83%	2.83%
Less Fee Waiver and/or Expense Limitation3	0.45%	0.45%
Net Annual Fund Operating Expenses	1.38%	2.38%

1.  The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.

2.  “Acquired Fund” means any investment company in which the Fund invests or has invested during the previous fiscal year.  The “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” will not match the Fund’s gross and net expense ratios reported in the Financial Highlights from the Fund’s financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

3.  The Fund’s administrator has entered into a Fund Accounting and Administration Agreement with the Fund that runs through October 1, 2014.  The agreement can only be terminated prior to that date at the discretion of the Fund’s Board of Trustees.  The Fund’s administrator receives payments under the agreement at a maximum annual rate of 0.70%.  In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2014, under which it has agreed (i) to pay the administrator a fee based on the daily average net assets of the Fund when net assets are below $39 million; (ii) if these payments are less than a designated minimum, then the Advisor pays a fee that makes up the difference; and (iii) to assume expenses of the Fund outlined in the Operating Plan that are not covered by the fee paid under Fund Accounting and Administration Agreement..  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of brokerage fees and commissions, taxes, borrowing costs (such as interest or dividend expenses on securities sold short), acquired fund fees and expenses, extraordinary expenses, and distribution and/or service (12b-1) fees.  The Fund’s net expense ratio will be higher than 0.70% to the extent that the Fund incurs expenses excluded from this arrangement.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.  The advisory fee payable to the Advisor increases with the Fund’s asset size: the minimum annual rate is 0.00% on average daily net assets under $11 million and gradually increases to a maximum annual rate of 0.45% on average daily net assets of $16 million or more.

Example:  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Institutional	$140	$532	$948	$2,111
Advisor	$341	$835	$1,454	$3,125

You would pay the following expenses if you did not redeem your shares:

Class	1 Year	3 Years	5 Years	10 Years
Institutional	$140	$532	$948	$2,111
Advisor	$241	$835	$1,454	$3,125

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 658.15% of the average value of its portfolio.

Investors Should Retain This Supplement for Future Reference

STARBOARD INVESTMENT TRUST

RiskX Funds
(formerly known as the FMX Funds)

Prospectus Supplement

June 4, 2013

This supplement to the Prospectus dated September 18, 2012 for the RiskX Funds, each a series of the Starboard Investment Trust, updates the information described below for the Rx Dynamic Total Return Fund.  For further information, please contact the Funds toll-free at 1-800-773-3863.  You may obtain copies of the Prospectus and Statement of Additional Information, free of charge, by writing to the Funds at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the number above.

The section of the Prospectus entitled “Fund Summaries – Rx Dynamic Total Return Fund – Fees and Expenses of the Fund” is being amended in its entirety to read as follows:

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Rx Dynamic Total Return Fund:

Shareholder Fees
(fees paid directly from your investment)
	Institutional	Advisor
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None	1.00%
Redemption Fee (as a % of amount redeemed)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses1
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Advisor
Management Fees	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	None	1.00%
Other Expenses	0.70%	0.70%
Acquired Fund Fees and Expenses2	0.69%	0.69%
Total Annual Fund Operating Expenses	1.84%	2.84%
Less Fee Waiver and/or Expense Limitation3	0.45%	0.45%
Net Annual Fund Operating Expenses	1.39%	2.39%

1.  The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.

2.  “Acquired Fund” means any investment company in which the Fund invests or has invested during the previous fiscal year.  The “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” will not match the Fund’s gross and net expense ratios reported in the Financial Highlights from the Fund’s financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

3.  The Fund’s administrator has entered into a Fund Accounting and Administration Agreement with the Fund that runs through October 1, 2014.  The agreement can only be terminated prior to that date at the discretion of the Fund’s Board of Trustees.  The Fund’s administrator receives payments under the agreement at a maximum annual rate of 0.70%.  In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2014, under which it has agreed (i) to pay the administrator a fee based on the daily average net assets of the Fund when net assets are below $39 million; (ii) if these payments are less than a designated minimum, then the Advisor pays a fee that makes up the difference; and (iii) to assume expenses of the Fund outlined in the Operating Plan that are not covered by the fee paid under Fund Accounting and Administration Agreement.  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of brokerage fees and commissions, taxes, borrowing costs (such as interest or dividend expenses on securities sold short), acquired fund fees and expenses, extraordinary expenses, and distribution and/or service (12b-1) fees.  The Fund’s net expense ratio will be higher than 0.70% to the extent that the Fund incurs expenses excluded from this arrangement.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.  The advisory fee payable to the Advisor increases with the Fund’s asset size: the minimum annual rate is 0.00% on average daily net assets under $13 million and gradually increases to a maximum annual rate of 0.45% on average daily net assets of $23 million or more.

Example:  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Institutional	$142	$535	$954	$2,122
Advisor	$342	$838	$1,459	$3,135

You would pay the following expenses if you did not redeem your shares:

Class	1 Year	3 Years	5 Years	10 Years
Institutional	$142	$535	$954	$2,122
Advisor	$242	$838	$1,459	$3,135

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 218.16% of the average value of its portfolio.

Investors Should Retain This Supplement for Future Reference